Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 - Income Taxes

The components of earnings before income taxes for the years ended December 31, 2025 and 2024 were as follows:

	For the Years Ended December 31,
	2025	2024
Income (loss) before income taxes
Domestic	(6,465,510)	(10,434,200)
Foreign	(561,900)	(1,073,800)
Total income (loss) before income taxes	$(7,027,410)	$(11,508,000)

Income tax provision (benefit) consists of the following for the years ended December 31, 2025 and 2024:

For the Years Ended December 31,
	2025	2024
Income tax provision (benefit):
Current
Federal	—	—
State	—	—
Foreign	—	—
Total Current	—	—
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total income tax provision (benefit)	$—	$—

A reconciliation of the income tax provision (benefit) by applying the statutory United States federal income tax rate to income (loss) before income taxes is as follows:

	For the Years Ended December 31,
	2025		2024
Rate Reconciliation
Expected tax at statutory rates	$(1,475,800)	21%	$(2,416,700)	21%
Permanent Differences	$66,000	(1)%	(157,900)	1%
State Income Tax, Net of Federal benefit	$(760,700)	11%	(822,500)	4%
State Rate Change-Federal Impact	$(197,600)	3%	(42,300)	—%
State Rate Change Adjustment	$941,000	(13)%	201,300	—%
Foreign taxes at rate different than US Taxes	$(21,200)	—%	(58,900)	—%
Current Year Change in Valuation Allowance	$1,910,700	(27)%	3,411,100	(26)%
Prior Year True-Ups	$(462,400)	7%	(114,100)	—%
Income tax provision (benefit)	$—	—%	$—	—%

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	For the Years Ended December 31,
	2025	2024
Deferred Tax Assets/(Liab.) Detail
Deferred Tax Assets (Liabilities):
Stock Based Comp	$1,656,200	1,546,000
Accrued Bonus	$74,300	17,100
Accrued Expenses	$35,200	36,000
Depreciation	$7,000	900
ROU (Asset)	$(280,600)	(148,800)
ROU Liability	$285,400	150,400
Changes in fair value of digital asset	$260, 100	—
Capitalized R&D	$1,378,400	1,967,800
R&D Credit	$29,800	29,800
Net Operating Losses (US)	$21,572,500	19,647,500
Net Operating Losses (Foreign)	$1,466,200	1,327,000
Net deferred tax assets (liabilities)	26,484,500	24,573,700
Valuation allowance	(26,484,500)	(24,573,700)
Net deferred tax assets (liabilities)	$—	$—

The domestic U.S. net operating loss carryforward increased from $70,976,189 at December 31, 2024 to $77,880,679 at December 31, 2025. After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2025 and 2024, due to the uncertainty of realizing the deferred income tax assets. Out of the $77,880,679 net operating losses carry forward, $16,012,698 will begin to expire in 2028 and $61,867,981 will have an indefinite life. The Company’s Total State net operating losses also increased from $94,278,557 at December 31, 2024 to $101,674,023 at December 31, 2025. The State net operating losses will began to expire in 2028. There are also net operating losses from Canada, France, Germany, Netherlands and UK total to 6,060,699 as of December 31, 2025.

The Internal Revenue Code includes a provision, referred to as Global Intangible Low-Taxed Income (“GILTI”), which provides for a 10.5% tax on certain income of controlled foreign corporations. We have elected to account for GILTI as a period cost if and when occurred, rather than recognizing deferred taxes for basis differences expected to reverse.

The Company is subject to taxation in the U.S. and various states and foreign jurisdictions. U.S. federal income tax returns for 2022 and after remain open to examination. We and our subsidiaries are also subject to income tax in multiple states and foreign jurisdictions. Generally, foreign income tax returns after 2022 remain open to examination. No income tax returns are currently under examination. As of December 31, 2025 and 2024, the Company does not have any unrecognized tax benefits, and continues to monitor its current and prior tax positions for any changes. The Company recognizes penalties and interest related to unrecognized tax benefits as income tax expense. For the years ended December 31, 2025 and 2024, there were no penalties or interest recorded in income tax expense.